Concentration and Risks	12 Months Ended
Dec. 31, 2010
Concentration and Risks
Concentration and Risks

3. Concentration and risks

There are no customers whose revenues individually represent greater than 10% of the total revenues for the years ended December 31, 2008, 2009 and 2010.

Financial instruments that potentially subject the Group to significant concentrations of credit risk primarily consist of cash and cash equivalents, restricted cash, short-term investments and time deposits. As of December 31, 2009 and 2010, majority of all of the Group's cash and cash equivalents, restricted cash and short-term investments were held by major financial institutions located in the PRC, Hong Kong and U.S. which management believes are of high credit quality.

A majority of the Group's operating transactions are denominated in RMB and a significant portion of the Group's assets and liabilities is denominated in RMB. RMB is not freely convertible into foreign currencies. The value of the RMB is subject to changes in the central government policies and to international economic and political developments. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People's Bank of China ("PBOC"). Remittances in currencies other than RMB by the Group in China must be processed through PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to process the remittance.